Summarized Financial Information of Citizens Holding Company (Tables) - Citizens Holding Company [Member]	12 Months Ended
Dec. 31, 2016
Summarized Balance Sheets Financial Information of Citizens Holding Company

Balance Sheets

December 31, 2016 and 2015

	2016	2015
Assets
Cash (1)	$1,444,895	$2,196,895
Investment in bank subsidiary (1)	82,996,430	83,753,973
Other assets (1)	618,070	474,468

Total assets	$85,059,395	$86,425,336

Liabilities
Other liabilities	$—	$—

Shareholders’ equity	85,059,395	86,425,336

Total liabilities and shareholders’ equity	$85,059,395	$86,425,336

(1)	Fully or partially eliminates in consolidation.

Summarized Income Statement Financial Information of Citizens Holding Company

Income Statements

Years Ended December 31, 2016, 2015 and 2014

	2016	2015	2014
Interest income (1)	$2,379	$1,896	$2,140

Other income
Dividends from bank subsidiary (1)	4,104,001	5,568,900	4,371,900
Equity in undistributed earnings of bank subsidiary (1)	2,845,152	2,191,684	3,241,870
Other income	—	—	1,676

Total other income	6,951,532	7,762,480	7,615,446

Other expense	355,256	275,744	263,598

Income before income taxes	6,596,276	7,486,736	7,351,848
Income tax benefit	(140,378)	(102,165)	(97,610)

Net income	$6,736,654	$7,588,901	$7,449,759

(1)	Eliminates in consolidation.

Summarized Statements of Cash Flows Financial Information of Citizens Holding Company

Statements of Cash Flows

Years Ended December 31, 2016, 2015 and 2014

	2016	2015	2014
Cash flows from operating activities
Net income	$6,736,654	$7,588,901	$7,449,759
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(2,845,152)	(2,191,684)	(3,241,870)
Stock compensation expense	186,425	117,300	115,000
Increase in other assets	(143,602)	(103,168)	(44,082)

Net cash provided by operating activities	3,934,325	5,411,349	4,278,807

Cash flows from financing activities
Dividends paid to shareholders	$(4,686,325)	$(4,540,748)	$(4,341,076)
Repurchase of company stock	—	(390,205)	—
Excess tax benefit from equity grants	—	1,001	—
Proceeds from stock option exercises	—	27,000	—

Net cash used by financing activities	(4,686,325)	(4,902,951)	(4,341,076)

Net increase in cash	(752,000)	508,398	(62,269)

Cash, beginning of year	2,196,895	1,688,497	1,750,766

Cash, end of year	$1,444,895	$2,196,895	$1,688,497